Average Annual Total Returns - Investor A, C, Institutional and Class R - BlackRock LifePath Dynamic 2035 Fund	Apr. 30, 2021
LifePath Dynamic 2035 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	13.62%
5 Years	10.71%
10 Years	8.52%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
Investor A Shares
Average Annual Return:
1 Year	7.59%
5 Years	9.67%
10 Years	7.68%
Investor C Shares
Average Annual Return:
1 Year	11.68%
5 Years	9.97%
10 Years	7.59%
Institutional Shares
Average Annual Return:
1 Year	13.82%
5 Years	11.12%
10 Years	8.52%
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	12.96%
5 Years	9.15%
10 Years	7.01%
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.36%
5 Years	8.09%
10 Years	6.37%
Class R Shares
Average Annual Return:
1 Year	13.33%
5 Years	10.63%
10 Years	8.02%